Project or Worker Photo [Fund Name] [Date], 2026

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x May offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 2

HIT Update s (as of September 30, 2026) [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] [NAME] [TITLE] [BRIEF BIO] YTD Investor Flows $ 624.5 million New Capital ($ 1 3 7.8 million) Redemptions $ 4 8 6 . 7 million Total Net Capital YTD Impact s 7 Total Projects $ 189.6 million Total HIT Investment 1,812 Total Units 89% % Units Affordable Operational Changes $7. 6 billion Net Assets None Key Staff Changes 31 bps ( as of 12/31/2025 ) Expense Ratio Presenters 3

HIT Performance Relative to Benchmark


Total Returns vs. Benchmark
As of September 30, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
-3.60%
-3.68%
-3.51%
-1.22%
-1.53%
-1.84%
4.77%
4.44%
4.06%
-0.33%
-0.65%
-0.64%
1.31%
0.96%
1.14%
3-Month
1-year
3-year
5-year
10-year

Q3 2026 Relative Return Attribution

Contributors

⊕ Underweight: Single Family MBS

Worst performing asset class in the index with an excess return of -116bps

Detractors

⊖ Underweight: US Treasuries

Investment grade fixed income spreads broadly widened relative to Treasuries during the quarter

^ Source: Bloomberg Index Services Limited

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST
4

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of September 30, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
Securitized Index^
-3.60%
-3.68%
-3.51%
-4.06%
-1.22%
-1.53%
-1.84%
-1.49%
4.77%
4.44%
4.06%
4.59%
-0.33%
-0.65%
-0.64%
-0.28%
1.31%
0.96%
1.14%
0.97%
3-Month
1-year
3-year
5-year
10-year

^ Source: Bloomberg Index Services Limited. Securitized Index represents the Securitized Component of the Bloomberg US Aggregate Bond Index

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST

4

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of September 30, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
Treasury Index^
-3.60%
-3.68%
-3.51%
-3.04%
-1.22%
-1.53%
-1.84%
-1.89%
4.77%
4.44%
4.06%
3.18%
-0.33%
-0.65%
-0.64%
-1.05%
1.31%
0.96%
1.14%
0.58%
3-Month
1-year
3-year
5-year
10-year

^ Source: Bloomberg Index Services Limited. Securitized Index represents the Securitized Component of the Bloomberg US Aggregate Bond Index

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST

4

41.7% 21.1% 0.7% 12.5% 11.9% 7.5% 4.7% Q3 2026 Updates 1. Elevated Quarter - End Cash Allocation The short - term allocation was elevated at 4.7% due to inflows received on the final business day of the quarter. Cash will be invested into the HIT strategy during the fourth quarter. 2. Active Relative Value Trading Within Agency CMBS Relative value trading occurred within the conventional Agency CMBS sector during the quarter, while marginal purchases remained consistent with the prior quarter’s asset allocation. HIT Portfolio Allocation The graphs below show the investment makeup of HIT on 9 /3 0 /26. Portfolio holdings are subject to change.* 36.5% 55.6% 0.3% 3.7% 3.9% Credit Quality Sector Allocation Short Term SF MBS U.S. Treasury Multifamily Construction Investments 76 % Multifamily MF Permanent MBS 6 3 . 5% * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. 34.7% 53.6% 2.6% 4.7% 4.4% Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better Municipal Fannie Mae/ Freddie Mac HUD 5

As of September 30 , 2026 HIT Fundamentals vs. Benchmark ^ Source: Bloomberg Index Services Limited The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. Q3 2026 Updates 1. Maintained Duration - Neutral Positioning with Slight Short Bias The HIT maintained a modest short - duration bias relative to the Bloomberg Aggregate, reflecting geopolitical and macroeconomic uncertainty, including the risk of accelerating inflation. 2. Attractive Yield Given High Credit Quality The HIT offers an attractive 5.67% yield to worst, with approximately 96% of investments rated AA or better and 93% backed by government or GSE guarantees or insurance. 6 AA Index^* Bloomberg Agg^ HIT AA Index^* Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.68 5.76 5.69 Effective Duration 100% 77.1% 95.6% AA or Better 0.51 0.25 0.21 Convexity 0% 22.9% 4.4% A & Below/Not Rated Similar Prepayment Risk Higher Yield 68% 77% 79% Prepayment Protection 4.01% 4.31% 4.45% Current Yield 32% 23% 21% No Prepayment Protection 5.42% 5.56% 5.67% Yield to Worst 0.15% 0.30% 0.56% Option Adjusted Spread

As of September 30 , 2026 HIT Fundamentals vs. Benchmarks Treasury Index^ Bloomberg Agg^ HIT Treasury Index^ Bloomberg Agg^ HIT Similar Interest Rat e Risk Higher Credit Quality 5.54 5.76 5.69 Effective Duration 100% 77.1% 9 5.6 % AA or Better 0.67 0.25 0.21 Convexity 0% 22.9% 4.4 % A & Below/Not Rated Similar Prepayment Risk Higher Yield 100% 7 7% 7 9 % Prepayment Protection 3. 86% 4.31% 4. 45 % Current Yield 0% 2 3% 2 1 % No Prepayment Protection 5.13% 5.56% 5.67 % Yield to Worst - 0. 01% 0. 30% 0. 56 % Option Adjusted Spread ^ Source: Bloomberg Index Services Limited. Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. 6 Q3 2026 Updates 1. Maintained Duration - Neutral Positioning with Slight Short Bias The HIT maintained a modest short - duration bias relative to the Bloomberg Aggregate, reflecting geopolitical and macroeconomic uncertainty, including the risk of accelerating inflation. 2. Attractive Yield Given High Credit Quality The HIT offers an attractive 5.67% yield to worst, with approximately 96% of investments rated AA or better and 93% backed by government or GSE guarantees or insurance.

HIT Fundamentals vs. Benchmarks ^ Source: Bloomberg Index Services Limited. Securitized Index represents the Securitized Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. Securitized Index^ Bloomberg Agg^ HIT Securitized Index^ Bloomberg Agg^ HIT Similar Interest Rat e Risk Higher Credit Quality 5.72 5.76 5.69 Effective Duration 99.7% 77. 1% 95.6 % AA or Better 0.14 0.25 0.21 Convexity 0 .3% 2 2 . 9% 4.4 % A & Below/Not Rated Similar Prepayment Risk Higher Yield 7% 7 7% 7 9 % Prepayment Protection 4.19% 4.31% 4. 45 % Current Yield 93% 2 3% 2 1 % No Prepayment Protection 5 . 92% 5.56% 5.67 % Yield to Worst 0.44% 0. 30% 0. 56 % Option Adjusted Spread As of September 30 , 2026 6 Q3 2026 Updates 1. Maintained Duration - Neutral Positioning with Slight Short Bias The HIT maintained a modest short - duration bias relative to the Bloomberg Aggregate, reflecting geopolitical and macroeconomic uncertainty, including the risk of accelerating inflation. 2. Attractive Yield Given High Credit Quality The HIT offers an attractive 5.67% yield to worst, with approximately 96% of investments rated AA or better and 93% backed by government or GSE guarantees or insurance.

50 40 30 20 10 0 90 80 70 60 2001 2019 2024 All Renter Households 2001 2019 2024 $75,000 and Over 2001 2019 2024 $45,000 – 74,999 2001 2019 2024 $30,000 – 44,999 2001 2019 2024 Under $30,000 Household Income Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. Share of Renter Households with Cost Burdens (Percent) Severely Cost Burdened Moderately Cost Burdened HIT Addresses the U.S. Housing Affordability Crisis Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 90 k+ As of September 3 0 , 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 7 5 % affordable housing units under construction 3k+ 7

Macroeconomic Landscape Source: Bloomberg 8

9 OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 112 6.42% 0.40 7.81 GNMA Construction/Permanent 72 5.95% 0.33 7.16 GNMA Permanent 23 5.95% - 0.01 4.87 Structured GNPL (GNR 2026 - 142A) 47 5.70% 0.32 7.01 FNMA Multifamily 10/9.5 DUS 43 5.95% 0 . 14 5. 90 Single - Family MBS* Source: HIT and Securities Dealers * Single - Family MBS represents the U.S. MBS Component of the Bloomberg US Aggregate Bond Index Government/Agency Multifamily: Attractive Relative Value 0 50 100 150 200 250 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 Mar-26 Sep-26 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2017 - September 2026 GNMA Multifamily Construction GNMA Multifamily Permanent FNMA Multifamily 10/9.5 DUS

Market Recap and HIT Outlook Q 3 2026 Capital Markets Recap • New FOMC hiking cycle The FOMC raised its target range for the federal funds rate by 25 bps to 3.75% – 4.00% at its September meeting. Markets currently anticipate an additional 25 bp hike in December. • Geopolitical tensions in the middle east Heightened geopolitical tensions drove oil price volatility, increasing uncertainty around the path of U.S. inflation. The situation remains fluid and continues to evolve. Outlook • Inflation uncertainty and stable labor market Oil prices have retreated from their conflict - driven highs, but continued geopolitical tensions cloud the outlook for inflation. • Ongoing pressure on global trade Geopolitical uncertainty is expected to continue weighing on global trade and economic growth. • Constructive multifamily fundamentals despite supply growth New supply is expected to be absorbed by demand, supported by continued investor preference for stable cash flows and the positive convexity characteristics of Agency multifamily MBS. HIT Positioning 1. Overweight: GSE Multifamily MBS • Attractive relative value versus Agency single - family MBS. • More favorable convexity profile, supported by continued demand from banks and other liability - driven investors in a volatile rate environment. 2. Reduced Underweight: Agency Single - Family MBS • Attractive entry point, with sector OAS near its widest level in recent periods. • Negative convexity is expected to weigh on relative performance during periods of elevated rate volatility. 3. Maintain Slight Steepening Bias • Portfolio remains structurally positioned short the long end of the curve. • Reduced steepening exposure early in quarter; anticipate short end of curve to outperform as inflation moderates. 10

Recent HIT Investments [PROJECT NAME] [City, ST] [$ M] HIT Total Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work [PROJECT NAME] [City, ST] [$ M] HIT Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work Project Photo Project Photo Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, it s underlying projects are not held in the HIT’s portfolio. 11 [PROJECT NAME] [City, ST] [$ M] HIT Total Investment [$ M] Total Development Cost [####] Units of Housing [##%] Affordable [##] Hours of Union Construction Work Project PhotoWP1

Why HIT Now ? 12 STRONG RELATIVE PERFORMANCE +31 bps 1 - YEAR EXCESS RETURN vs. benchmark net of fees + 9 bps YEAR - TO - DATE vs. benchmark net of fees + 38 bps 3 - YEAR TRAILING vs. benchmark net of fees ATTRACTIVE RISK - RETURN PROFILE 95.6% AA OR BETTER vs. 77.1% for the benchmark^ 26 bp OAS ADVANTAGE vs. benchmark MEANINGFUL, QUANTIFIABLE IMPACT 37 PROJECTS UNDER CONSTRUCTION as of quarter - end* 6,152 HOUSING UNITS 75% of housing projects have affordable units 25.5 M UNION CONSTRUCTION HOURS HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . * Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT Building America project data . Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . ^ Source: Bloomberg Index Services Limited Data current as of September 30, 2026 1.14 3 - YEAR INFORMATION RATIO gross, annualized

Performance for Periods Ending [Month DD], 2026 Since Inceptio n [MM/YYYY] 10 Year 5 Year 3 Year 1 Year [ ]% [ ]% [ ]% [ ]% [ ] % Net Participant Dollar - Weighted [ $ ] Market Value of Units Held at [DD/MM/YYYY]: [ $ ] Investments Since Inception: [$ ] Withdrawals Since Inception: [$ ] Income Earned Since Inception: [PARTICIPANT NAME] 13 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT .

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith .